Long Term Debt Investment (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long Term Debt Investment [Abstract]
Payment made	$ 6,000,000
Percentage of loan rate	12.00%
Investment income		$ 723,945	$ 534,575